UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04727
                                                    -----------

                      Phoenix Strategic Equity Series Fund
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,               John H. Beers, Esq.
Counsel and Secretary for Registrant            Vice President and Counsel
   Phoenix Life Insurance Company             Phoenix Life Insurance Company
         One American Row                           One American Row
      Hartford, CT 06103-2899                    Hartford, CT 06103-2899
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                        Date of fiscal year end: APRIL 30
                                                ----------

                    Date of reporting period: APRIL 30, 2006
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------

                                                        APRIL 30, 2006
--------------------------------------------------------------------------------

 ANNUAL REPORT

--------------------------------------------------------------------------------

        > PHOENIX DYNAMIC GROWTH FUND

        > PHOENIX FUNDAMENTAL GROWTH FUND

        > PHOENIX LARGE-CAP GROWTH FUND

            FORMERLY PHOENIX-SENECA GROWTH FUND

        > PHOENIX STRATEGIC GROWTH FUND

            FORMERLY PHOENIX-SENECA STRATEGIC THEME FUND


TRUST NAME:                                 WOULDN'T YOU RATHER
PHOENIX STRATEGIC EQUITY SERIES FUND     ?  HAVE THIS DOCUMENT
                                            E-MAILED TO YOU?

                                            Eligible shareholders
                                            can sign up for E-Delivery
[LOGO] PHOENIXFUNDS(SM)                     at PhoenixFunds.com

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]

      The enclosed annual report addresses the performance of your Phoenix mutual fund for the fiscal year ended April 30, 2006. The report also provides a commentary from your fund's management team on how the fund performed, the investment strategies used, and how the fund's results compared to the broader market.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 17 different management teams -- seven Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.

Sincerely yours,

/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

MAY 2006

TABLE OF CONTENTS

Glossary....................................................................   3

Phoenix Dynamic Growth Fund.................................................   4

Phoenix Fundamental Growth Fund.............................................  12

Phoenix Large-Cap Growth Fund...............................................  20

Phoenix Strategic Growth Fund...............................................  31

Notes to Financial Statements...............................................  40

Report of Independent Registered Public Accounting Firm.....................  44

Board of Trustees' Consideration of Investment Advisory and
  Subadvisory Agreements ...................................................  45

Fund Management Tables......................................................  49

--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

INFLATION
Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

RUSSELL MIDCAP(R) GROWTH INDEX
A market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) GROWTH INDEX
A market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
A free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.


INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX DYNAMIC GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, VAN SCHREIBER AND W. ALEXANDER
L. ELY

Q: HOW DID THE PHOENIX DYNAMIC GROWTH FUND PERFORM FOR ITS FISCAL YEAR ENDED APRIL 30, 2006?

A: As the Fund's inception date was August 1, 2005, it did not achieve a full year of performance as of April 30, 2006. However, for the period of August 1, 2005, through April 30, 2006, the Fund's Class A shares returned 14.60%, and Class C shares returned 14.00%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 7.59%, and the Russell Midcap(R) Growth Index, the Fund's style-specific benchmark returned 12.29%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The performance of the U.S. equity markets was quite good during the period from the inception of the Fund, August 1, 2005 through the end of its fiscal year April 30, 2006. Generally speaking, investors acted in favor of corporate profit growth, which came in well above consensus estimates for 2005 as opposed to being waylaid by troublesome headline issues related to the price of energy, interest rates, storms and the war in Iraq. In addition, the Federal Reserve appears to have taken some steam out of the housing market without creating significant dislocations. Share prices moved higher for the broad market averages with smaller and mid-sized issuers outperforming their larger cap brethren.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund enjoyed solid gains from each of the economic sectors that it was exposed to during the nine-month period ending April 30, 2006. Most of our return was generated from positions in the health care sector. New product launches and significant positive earnings surprises from portfolio companies that have developed systems for robotic surgery and digital mammography were among our best performing companies in the health care industry. Financial services, while not a large component of the Fund's overall assets, was the second best performing group as one of our holdings, a mergers and acquisition specialist, capitalized on a wave of consolidation that has been a common theme across many industries.

The Fund's performance results were quite good when you consider that we have been less sanguine about the prospects for the shares of cyclical businesses and commodity producers and had underweighted the energy and basic materials industries. Traditionally, these groups do not have the dependable long-term organic growth dynamics that are required for this strategy. Also, our technology holdings, while profitable, did not distinguish themselves when compared to the benchmark's issues.

                                                                        MAY 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Dynamic Growth Fund

--------------------------------------------------------------------------------
TOTAL RETURNS 1                                            PERIOD ENDING 4/30/06
--------------------------------------------------------------------------------

                                                        INCEPTION     INCEPTION
                                                        TO 4/30/06      DATE
                                                        ----------   -----------
Class A Shares at NAV 2                                    14.60%       8/1/05
Class A Shares at POP 3                                     8.01        8/1/05

Class C Shares at NAV 2                                    14.00        8/1/05
Class C Shares with CDSC 4                                 12.00        8/1/05

S&P 500(R) Index                                            7.59        8/1/05

Russell Midcap(R) Growth Index                             12.29        8/1/05

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                             PERIOD ENDING 4/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/1/05 (inception of the Fund) in Class A and Class C shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return on Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY LINE A GRAPH IN THE PRINTED MATERIAL.]

                                                      8/1/2005        4/28/2006

Phoenix Dynamic Growth Fund Class A                   $ 9,425          $10,801
Phoenix Dynamic Growth Fund Class C                    10,000           11,200
S&P 500(R) Index                                       10,000           10,759
Russell Midcap(R) Growth Index                         10,000           11,229

For information regarding the indexes, see the glossary on page 3.

Phoenix Dynamic Growth Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Dynamic Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period since inception of the fund. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

       Dynamic                   Beginning          Ending       Expenses Paid
     Growth Fund               Account Value     Account Value       During
       Class A               October 31, 2005   April 30, 2006      Period*
-------------------------    ----------------   --------------   --------------
Actual                           $1,000.00         $1,146.00         $7.72
Hypothetical (5% return
   before expenses, since
   inception)                     1,000.00          1,017.51          7.28

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.45% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE HALF-YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 14.60%. AN INVESTMENT OF $1,000.00 AT AUGUST 1, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,146.00.

       Dynamic                   Beginning          Ending       Expenses Paid
     Growth Fund               Account Value     Account Value       During
       Class C               October 31, 2005   April 30, 2006      Period*
-------------------------    ----------------   --------------   --------------
Actual                           $1,000.00         $1,142.30        $11.69
Hypothetical (5% return
   before expenses, since
   inception)                     1,000.00          1,013.74         11.05

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.20% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE HALF-YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 14.00%. AN INVESTMENT OF $1,000.00 AT AUGUST 1, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,140.00.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Dynamic Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                   23%
Information Technology                   22
Health Care                              20
Industrials                              10
Energy                                    9
Financials                                7
Telecommunication Services                4
Other                                     5

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006

                                                     SHARES          VALUE
                                                  ------------   ------------

DOMESTIC COMMON STOCKS--87.8%

AEROSPACE & DEFENSE--3.1%
Precision Castparts Corp. .....................          5,900   $    371,582

APPAREL RETAIL--3.6%
DSW, Inc. Class A(b)...........................          9,850        308,305
Urban Outfitters, Inc.(b)......................          5,100        118,320
                                                                 ------------
                                                                      426,625
                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS--6.8%
Carter's, Inc.(b)..............................          5,850        394,056
Polo Ralph Lauren Corp. .......................          6,900        418,968
                                                                 ------------
                                                                      813,024
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--3.6%
T. Rowe Price Group, Inc. .....................          5,150        433,578

BIOTECHNOLOGY--2.6%
PDL BioPharma, Inc.(b).........................         10,650        306,507

CATALOG RETAIL--3.2%
Coldwater Creek, Inc.(b).......................         13,850        387,246

COMMUNICATIONS EQUIPMENT--3.3%
Comverse Technology, Inc.(b)...................          7,350        166,478
Finisar Corp.(b)...............................         49,600        233,120
                                                                 ------------
                                                                      399,598
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--3.2%
CheckFree Corp.(b).............................          7,100        382,477

EDUCATION SERVICES--2.8%
Bright Horizons Family Solutions, Inc.(b)......          8,450        335,634

                                                     SHARES          VALUE
                                                  ------------   ------------

HEALTH CARE EQUIPMENT--9.9%
Hologic, Inc.(b)...............................          8,350   $    398,044
Intuitive Surgical, Inc.(b)....................          3,700        469,900
ResMed, Inc.(b)................................          4,200        181,230
Ventana Medical Systems, Inc.(b)...............          2,800        136,360
                                                                 ------------
                                                                    1,185,534
                                                                 ------------

HEALTH CARE FACILITIES--4.8%
Psychiatric Solutions, Inc.(b).................         11,100        366,966
Sunrise Senior Living, Inc.(b).................          5,700        212,040
                                                                 ------------
                                                                      579,006
                                                                 ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.1%
Robert Half International, Inc. ...............          8,850        374,090

INTERNET SOFTWARE & SERVICES--5.6%
Akamai Technologies, Inc.(b)...................         12,000        404,280
Openwave Systems, Inc.(b)......................         13,900        258,679
                                                                 ------------
                                                                      662,959
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--3.4%
Greenhill & Co., Inc. .........................          5,700        404,244

IT CONSULTING & OTHER SERVICES--0.8%
SRA International, Inc. Class A(b).............          2,900         92,858

LEISURE FACILITIES--3.9%
Life Time Fitness, Inc.(b).....................         10,250        469,450

MANAGED HEALTH CARE--1.9%
WellCare Health Plans, Inc.(b).................          5,500        230,340


                       See Notes to Financial Statements                       7

Phoenix Dynamic Growth Fund

                                                     SHARES          VALUE
                                                  ------------   ------------

OIL & GAS EXPLORATION & PRODUCTION--6.0%
Denbury Resources, Inc.(b).....................         12,000   $    391,200
Range Resources Corp. .........................         12,450        330,298
                                                                 ------------
                                                                      721,498
                                                                 ------------

RESTAURANTS--2.1%
Panera Bread Co. Class A(b)....................          3,400        252,212

SEMICONDUCTORS--3.0%
Intersil Corp. Class A.........................         12,200        361,242

SYSTEMS SOFTWARE--3.5%
Red Hat, Inc.(b)...............................         14,100        414,399

TRADING COMPANIES & DISTRIBUTORS--3.3%
Fastenal Co. ..................................          8,300        388,523

WIRELESS TELECOMMUNICATION SERVICES--4.3%
NII Holdings, Inc.(b)..........................          8,500        509,150
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $8,531,545)                                       10,501,776
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.5%

OIL & GAS DRILLING--2.6%
Nabors Industries Ltd. (United States)(b)......          8,300   $    309,839

SEMICONDUCTORS--1.9%
Marvell Technology Group Ltd. (Japan)(b).......          4,150        236,924
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $540,469)                                            546,763
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--92.3%
(IDENTIFIED COST $9,072,014)                                       11,048,539
-----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                  ------------   ------------

SHORT-TERM INVESTMENTS--5.0%

COMMERCIAL PAPER(d)--5.0%
Alpine Securitization Corp. 4.83%, 5/1/06 .....   $        595   $    595,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $595,000)                                            595,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--97.3%
(IDENTIFIED COST $9,667,014)                                       11,643,539(a)
Other assets and liabilities, net--2.7%                               318,083
                                                                 ------------
NET ASSETS--100.0%                                               $ 11,961,622
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,055,600 and gross depreciation of $81,376 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $9,669,315.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.


8                       See Notes to Financial Statements

Phoenix Dynamic Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

ASSETS
Investment securities at value
   (Identified cost $9,667,014)                                  $ 11,643,539
Cash                                                                   56,445
Receivables
   Investment securities sold                                         274,195
   Fund shares sold                                                    20,083
   Receivable from adviser                                              6,984
Trustee retainer                                                        5,969
Prepaid expenses                                                       11,758
                                                                 ------------
      Total assets                                                 12,018,973
                                                                 ------------
LIABILITIES
Payables
   Fund shares repurchased                                             19,072
   Professional fee                                                    18,013
   Transfer agent fee                                                   5,107
   Printing fee                                                         4,717
   Financial agent fee                                                  3,939
   Distribution and service fees                                        2,558
   Other accrued expenses                                               3,945
                                                                 ------------
      Total liabilities                                                57,351
                                                                 ------------
NET ASSETS                                                       $ 11,961,622
                                                                 ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 10,323,872
Accumulated net realized loss                                        (338,775)
Net unrealized appreciation                                         1,976,525
                                                                 ------------
NET ASSETS                                                       $ 11,961,622
                                                                 ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,785,066)                 1,028,182
Net asset value per share                                        $      11.46
Offering price per share $11.46/(1-5.75%)                        $      12.16
CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $176,556)                       15,490
Net asset value and offering price per share                     $      11.40

                             STATEMENT OF OPERATIONS
                          FROM INCEPTION AUGUST 1, 2005
                                TO APRIL 30, 2006

INVESTMENT INCOME
Interest                                                         $     24,243
Dividends                                                              15,608
                                                                 ------------
      Total investment income                                          39,851
                                                                 ------------
EXPENSES
Investment advisory fee                                                60,455
Service fees, Class A                                                  18,622
Distribution and service fees, Class C                                  1,079
Financial agent fee                                                    30,164
Transfer agent                                                         27,774
Professional                                                           23,922
Registration                                                           21,816
Trustees                                                               16,586
Printing                                                                7,472
Custodian                                                               6,175
Miscellaneous                                                          15,738
                                                                 ------------
      Total expenses                                                  229,803
Less expenses reimbursed by investment adviser                       (119,051)
Custodian fees paid indirectly                                           (307)
                                                                 ------------
      Net expenses                                                    110,445
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                          (70,594)
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              (338,775)
Net change in unrealized appreciation (depreciation)
   on investments                                                   1,976,525
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                      1,637,750
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                               $  1,567,156
                                                                 ============


                       See Notes to Financial Statements                       9

Phoenix Dynamic Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                From Inception
                                                                              August 1, 2005 to
                                                                                April 30, 2006
                                                                              ------------------
FROM OPERATIONS
   Net investment income (loss)                                                 $      (70,594)
   Net realized gain (loss)                                                           (338,775)
   Net change in unrealized appreciation (depreciation)                              1,976,525
                                                                                --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       1,567,156
                                                                                --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,138,907 shares)                                 11,400,615
   Cost of shares repurchased (110,725 shares)                                      (1,161,947)
                                                                                --------------
Total                                                                               10,238,668
                                                                                --------------
CLASS C
   Proceeds from sales of shares (15,490 shares)                                       155,798
   Cost of shares repurchased (0 shares)                                                    --
                                                                                --------------
Total                                                                                  155,798
                                                                                --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        10,394,466
                                                                                --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            11,961,622

NET ASSETS
   Beginning of period                                                                      --
                                                                                --------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0)          $   11,961,622
                                                                                ==============


10                       See Notes to Financial Statements

Phoenix Dynamic Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                           CLASS A
                                                      -----------------
                                                        FROM INCEPTION
                                                        AUGUST 1, 2005
                                                      TO APRIL 30, 2006

Net asset value, beginning of period                    $      10.00
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(2)                          (0.07)
      Net realized and unrealized gain (loss)                   1.53
                                                        ------------
          TOTAL FROM INVESTMENT OPERATIONS                      1.46
                                                        ------------
Change in net asset value                                       1.46
                                                        ------------
NET ASSET VALUE, END OF PERIOD                          $      11.46
                                                        ============
Total return(1)                                                14.60 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $     11,785

RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                                      1.45 %(3)
    Gross operating expenses                                    3.03 %(3)
    Net investment income (loss)                               (0.92)%(3)
Portfolio turnover                                                54 %(4)

                                                           CLASS C
                                                      -----------------
                                                        FROM INCEPTION
                                                        AUGUST 1, 2005
                                                      TO APRIL 30, 2006

Net asset value, beginning of period                    $      10.00
INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)(2)                          (0.13)
      Net realized and unrealized gain (loss)                   1.53
                                                        ------------
          TOTAL FROM INVESTMENT OPERATIONS                      1.40
                                                        ------------
Change in net asset value                                       1.40
                                                        ------------
NET ASSET VALUE, END OF PERIOD                          $      11.40
                                                        ============
Total return(1)                                                14.00 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $        177

RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                                      2.20 %(3)
    Gross operating expenses                                    3.82 %(3)
    Net investment income (loss)                               (1.67)%(3)
Portfolio turnover                                                54 %(4)

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.


                      See Notes to Financial Statements                       11

PHOENIX FUNDAMENTAL GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, JERRY CASTELLINI AND BOB
TAKAZAWA

Q: HOW DID THE PHOENIX FUNDAMENTAL GROWTH FUND PERFORM FOR ITS FISCAL YEAR ENDED APRIL 30, 2006?

A: As the Fund's inception date was July 29, 2005, it did not achieve a full year of performance as of April 30, 2006. However, for the period of July 29, 2005 through April 30, 2006, the Fund's Class A shares returned 9.70%, and Class C shares returned 9.00%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 7.69%, and the Russell 1000(R) Growth Index, the Fund's style-specific benchmark returned 5.13%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Equity markets were generally strong during the Fund's fiscal year, with both growth and value sectors showing gains. The Fund was in operation for only the last nine months of the fiscal year, a period which was less attractive for the growth sector but one which nonetheless produced overall market returns equivalent to long-term historical levels.

The energy sector was typically the best performing sector in most indices, pushed upward by consistently high prices for crude oil. The rest of the market advanced in spite of dramatically increasing fuel costs, driven by optimism about the growth of the overall world economy.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund benefited from a commitment to the energy sector that was consistently larger than the energy representation in the benchmark. The investment team sees this area of the market as an attractive long-term opportunity given the high rates of return on investment which we believe will be generated by energy companies in the future.

The Fund was also helped by a relative underweight position in the technology sector, which has lagged the performance of the benchmark since fund inception last year. In addition to the sector exposures mentioned, the Fund was the beneficiary of good stock selection, particularly among consumer stocks as well as in the few technology names held by the Fund.

                                                                        MAY 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Fundamental Growth Fund

--------------------------------------------------------------------------------
TOTAL RETURNS 1                                            PERIOD ENDING 4/30/06
--------------------------------------------------------------------------------

                                                   INCEPTION     INCEPTION
                                                   TO 4/30/06      DATE
                                                   ----------   -----------
     Class A Shares at NAV 2                         9.70%        7/29/05
     Class A Shares at POP 3                         3.39         7/29/05

     Class C Shares at NAV 2                         9.00         7/29/05
     Class C Shares with CDSC 4                      8.00         7/29/05

     S&P 500(R) Index                                7.69         7/29/05

     Russell 1000(R) Growth Index                    5.13         7/29/05

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                             PERIOD ENDING 4/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 7/29/05 (inception of the Fund) in Class A and Class C shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return on Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                        7/29/2005      4/28/2006

Phoenix Fundamental Growth Fund Class A                 $ 9,425        $10,339
Phoenix Fundamental Growth Fund Class C                  10,000         10,800
S&P 500(R) Index                                         10,000         10,514
Russell 1000(R) Growth Index                             10,000         10,769

For information regarding the indexes, see the glossary on page 3.

Phoenix Fundamental Growth Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fundamental Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period since inception of the fund. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

     Fundamental                 Beginning          Ending       Expenses Paid
     Growth Fund               Account Value     Account Value       During
       Class A               October 31, 2005   April 30, 2006      Period*
-------------------------    ----------------   --------------   --------------
Actual                           $1,000.00         $1,092.60         $7.53
Hypothetical (5% return
   before expenses, since
   inception)                     1,000.00          1,017.51          7.28

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.45% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE HALF-YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 9.70%. AN INVESTMENT OF $1,000.00 AT JULY 29, 2005, WOULD HAVE YIELDED AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,097.00.

      FOR THE HYPOTHETICAL EXAMPLE FOR ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

     Fundamental                 Beginning          Ending       Expenses Paid
     Growth Fund               Account Value     Account Value       During
       Class C               October 31, 2005   April 30, 2006      Period*
-------------------------    ----------------   --------------   --------------
Actual                           $1,000.00         $1,087.50        $11.40
Hypothetical (5% return
   before expenses, since
   inception)                     1,000.00          1,013.74         11.06

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.20% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE HALF-YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 9.00%. AN INVESTMENT OF $1,000.00 AT JULY 29, 2005, WOULD HAVE YIELDED AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,090.00.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Fundamental Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology         24%
Energy                         18
Consumer Discretionary         16
Health Care                    14
Industrials                    10
Financials                      7
Consumer Staples                5
Other                           6

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006

                                                     SHARES         VALUE
                                                  ------------   ------------

DOMESTIC COMMON STOCKS--84.4%

APPAREL RETAIL--2.0%
Chico's FAS, Inc.(b)...................                 14,800   $    548,488

APPAREL, ACCESSORIES &
LUXURY GOODS--2.3%
Coach, Inc.(b).........................                  8,700        287,274
Polo Ralph Lauren Corp. ...............                  5,800        352,176
                                                                 ------------
                                                                      639,450
                                                                 ------------

APPLICATION SOFTWARE--3.1%
Autodesk, Inc.(b)......................                 15,200        639,008
NAVTEQ Corp.(b)........................                  5,000        207,600
                                                                 ------------
                                                                      846,608
                                                                 ------------
BIOTECHNOLOGY--3.8%
Biogen Idec, Inc.(b)...................                  9,200        412,620
Genentech, Inc.(b).....................                  7,700        613,767
                                                                 ------------
                                                                    1,026,387
                                                                 ------------

COMMUNICATIONS EQUIPMENT--5.2%
Corning, Inc.(b).......................                 31,000        856,530
QUALCOMM, Inc. ........................                 10,700        549,338
                                                                 ------------
                                                                    1,405,868
                                                                 ------------

COMPUTER & ELECTRONICS RETAIL--0.9%
GameStop Corp. Class A(b)..............                  4,900        231,280

COMPUTER HARDWARE--6.1%
Apple Computer, Inc.(b)................                 10,800        760,212
Hewlett-Packard Co. ...................                 28,000        909,160
                                                                 ------------
                                                                    1,669,372
                                                                 ------------

                                                     SHARES          VALUE
                                                  ------------   ------------
CONSTRUCTION & ENGINEERING--1.3%
Foster Wheeler Ltd.(b).................                  8,200   $    365,392

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--2.7%
Deere & Co. ...........................                  8,500        746,130

CONSUMER ELECTRONICS--1.4%
Harman International Industries, Inc...                  4,200        369,558

DATA PROCESSING & OUTSOURCED SERVICES--2.8%
First Data Corp. ......................                 16,100        767,809

DIVERSIFIED CHEMICALS--1.6%
Dow Chemical Co. (The).................                 11,000        446,710

ELECTRICAL COMPONENTS & EQUIPMENT--3.1%
Emerson Electric Co. ..................                 10,000        849,500

HEALTH CARE EQUIPMENT--4.5%
Hologic, Inc.(b).......................                  5,400        257,418
Hospira, Inc.(b).......................                 17,200        663,060
Varian Medical Systems, Inc.(b)........                  5,800        303,804
                                                                 ------------
                                                                    1,224,282
                                                                 ------------

HEALTH CARE FACILITIES--1.1%
Psychiatric Solutions, Inc.(b).........                  8,900        294,234

HEALTH CARE SERVICES--1.1%
Omnicare, Inc. ........................                  5,400        306,234

HOTELS, RESORTS & CRUISE LINES--3.0%
Marriott International, Inc. Class A...                 11,200        818,384

INTEGRATED OIL & GAS--2.5%
Exxon Mobil Corp. .....................                 11,000        693,880


                      See Notes to Financial Statements                       15

Phoenix Fundamental Growth Fund

                                                     SHARES          VALUE
                                                  ------------   ------------

INTERNET SOFTWARE & SERVICES--4.3%
aQuantive, Inc.(b).....................                 12,500   $    313,250
eBay, Inc.(b)..........................                 16,700        574,647
Google, Inc. Class A(b)................                    680        284,199
                                                                 ------------
                                                                    1,172,096
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES--4.5%
BJ Services Co. .......................                 16,600        631,630
National-Oilwell Varco, Inc.(b)........                  8,600        593,142
                                                                 ------------
                                                                    1,224,772
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--2.9%
Southwestern Energy Co.(b).............                 22,200        799,644

OIL & GAS REFINING, MARKETING--4.1%
Valero Energy Corp. ...................                 17,200      1,113,528

PACKAGED FOODS & MEATS--2.0%
Wrigley (Wm.) Jr. Co. .................                  9,200        433,044
Wrigley (Wm.) Jr. Co. Class B..........                  2,300        108,445
                                                                 ------------
                                                                      541,489
                                                                 ------------

PHARMACEUTICALS--3.6%
Wyeth..................................                 19,900        968,533

RAILROADS--2.5%
Norfolk Southern Corp. ................                 12,400        669,600

RESTAURANTS--1.4%
Starbucks Corp.(b).....................                 10,500        391,335

SOFT DRINKS--3.3%
PepsiCo, Inc. .........................                 15,400        896,896

SPECIALIZED FINANCE--1.9%
Chicago Mercantile Exchange
  Holdings, Inc. ......................                  1,100        503,800

SPECIALTY STORES--5.4%
Dick's Sporting Goods, Inc.(b).........                  6,500        273,975
PETsMART, Inc. ........................                 14,500        401,070
Staples, Inc. .........................                 30,300        800,223
                                                                 ------------
                                                                    1,475,268
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $21,350,434)                                      23,006,527
-----------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                  ------------   ------------

FOREIGN COMMON STOCKS(c)--11.5%

COMMUNICATIONS EQUIPMENT--2.6%
Nokia Oyj Sponsored ADR (Finland)......                 31,200   $    706,992

OIL & GAS DRILLING--4.0%
Nabors Industries Ltd.
 (United States)(b) ...................                 29,200      1,090,036

PROPERTY & CASUALTY INSURANCE--3.5%
ACE Ltd. (United States)...............                 17,100        949,734

REINSURANCE--1.4%
PartnerRe Ltd. (United States).........                  6,300        394,065

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,817,713)                                        3,140,827
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.9%
(IDENTIFIED COST $24,168,147)                                      26,147,354
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--4.8%

COMMERCIAL PAPER(d)--4.8%
CAFCO LLC 4.81%, 5/1/06................           $      1,320   $  1,320,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,320,000)                                        1,320,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $25,488,147)                                      27,467,354(a)

Other assets and liabilities, net--(0.7)%                            (200,984)
                                                                 ------------
NET ASSETS--100.0%                                               $ 27,266,370
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,549,317 and gross depreciation of $609,607 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $25,527,644.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.


16                       See Notes to Financial Statements

Phoenix Fundamental Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

ASSETS
Investment securities at value
   (Identified cost $25,488,147)                                 $ 27,467,354
Cash                                                                    2,080
Receivables
   Investment securities sold                                         222,271
   Fund shares sold                                                    59,942
   Dividends                                                            6,604
Trustee retainer                                                        5,774
Prepaid expenses                                                       12,685
                                                                 ------------
     Total assets                                                  27,776,710
                                                                 ------------
LIABILITIES
Payables
   Investment securities purchased                                    379,633
   Fund shares repurchased                                             69,959
   Investment advisory fee                                             18,137
   Distribution and service fees                                        5,689
   Transfer agent fee                                                   5,001
   Financial agent fee                                                  4,619
   Other accrued expenses                                              27,302
                                                                 ------------
     Total liabilities                                                510,340
                                                                 ------------
NET ASSETS                                                       $ 27,266,370
                                                                 ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 25,053,198
Accumulated net realized gain                                         233,965
Net unrealized appreciation                                         1,979,207
                                                                 ------------
NET ASSETS                                                       $ 27,266,370
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $27,067,808)                 2,466,823
Net asset value per share                                        $      10.97
Offering price per share $10.97/(1-5.75%)                        $      11.64

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $198,562)                       18,212
Net asset value and offering price per share                     $      10.90


                             STATEMENT OF OPERATIONS
                          FROM INCEPTION JULY 29, 2005
                                TO APRIL 30, 2006

INVESTMENT INCOME
Dividends                                                        $    150,118
Interest                                                               37,405
Foreign taxes withheld                                                 (2,226)
                                                                 ------------
     Total investment income                                          185,297
                                                                 ------------
EXPENSES
Investment advisory fee                                               145,151
Service fees, Class A                                                  45,061
Distribution and service fees, Class C                                  1,197
Financial agent fee                                                    36,015
Transfer agent                                                         27,672
Professional                                                           23,873
Registration                                                           21,823
Trustees                                                               16,782
Custodian                                                               9,496
Printing                                                                6,204
Miscellaneous                                                          10,161
                                                                 ------------
     Total expenses                                                   343,435
Less expenses reimbursed by investment adviser                        (79,169)
Custodian fees paid indirectly                                           (181)
                                                                 ------------
     Net expenses                                                     264,085
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                          (78,788)
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               312,753
Net change in unrealized appreciation (depreciation)
   on investments                                                   1,979,207
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                      2,291,960
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                               $  2,213,172
                                                                 ============


                      See Notes to Financial Statements                       17

Phoenix Fundamental Growth Fund

                             STATEMENT OF CHANGES IN NET ASSETS

                                                                             From Inception
                                                                            July 29, 2005 to
                                                                             April 30, 2006
                                                                            ----------------
FROM OPERATIONS
   Net investment income (loss)                                             $        (78,788)
   Net realized gain (loss)                                                          312,753
   Net change in unrealized appreciation (depreciation)                            1,979,207
                                                                            ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     2,213,172
                                                                            ----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,775,000 shares)                               28,069,710
   Cost of shares repurchased (308,177 shares)                                    (3,199,490)
                                                                            ----------------
Total                                                                             24,870,220
                                                                            ----------------
CLASS C
   Proceeds from sales of shares (18,559 shares)                                     186,759
   Cost of shares repurchased (347 shares)                                            (3,781)
                                                                            ----------------
Total                                                                                182,978
                                                                            ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      25,053,198
                                                                            ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          27,266,370

NET ASSETS
   Beginning of period                                                                    --
                                                                            ----------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0)      $     27,266,370
                                                                            ================


18                       See Notes to Financial Statements

Phoenix Fundamental Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                                               -----------------
                                                                FROM INCEPTION
                                                                 JULY 29, 2005
                                                               TO APRIL 30, 2006

Net asset value, beginning of period                             $    10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)                                     (0.03)
  Net realized and unrealized gain (loss)                              1.00
                                                                 ----------
     TOTAL FROM INVESTMENT OPERATIONS                                  0.97
                                                                 ----------
Change in net asset value                                              0.97
                                                                 ----------
NET ASSET VALUE, END OF PERIOD                                   $    10.97
                                                                 ==========
Total return(1)                                                        9.70 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $   27,068

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                                               1.45 %(3)
  Gross operating expenses                                             1.89 %(3)
  Net investment income (loss)                                        (0.43)%(3)
Portfolio turnover                                                      103 %(4)

                                                                    CLASS C
                                                               -----------------
                                                                FROM INCEPTION
                                                                 JULY 29, 2005
                                                               TO APRIL 30, 2006
Net asset value, beginning of period                             $    10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                    (0.08)
   Net realized and unrealized gain (loss)                             0.98
                                                                 ----------
     TOTAL FROM INVESTMENT OPERATIONS                                  0.90
                                                                 ----------
Change in net asset value                                              0.90
                                                                 ----------
NET ASSET VALUE, END OF PERIOD                                   $    10.90
                                                                 ==========
Total return(1)                                                        9.00 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $      199

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                                               2.20 %(3)
  Gross operating expenses                                             2.70 %(3)
  Net investment income (loss)                                        (1.19)%(3)
Portfolio turnover                                                      103 %(4)

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.


                      See Notes to Financial Statements                       19

PHOENIX LARGE-CAP GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW DID THE PHOENIX LARGE-CAP GROWTH FUND PERFORM FOR ITS FISCAL YEAR ENDED APRIL 30, 2006?

A: For the fiscal year ended April 30, 2006, the Fund's Class X shares returned 11.57%, Class A shares returned 11.33%, Class B shares returned 10.45% and Class C shares returned 10.47%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.42%, and the Russell 1000(R) Growth Index, the Fund's style- specific benchmark returned 15.18%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Equity markets performed well for the fiscal year ending April 2006, helped by strong corporate profits and a stable economy. However, increasingly higher commodity prices drove inflation fears and helped spur additional federal fund rate hikes. Geopolitical tensions and fears of a slowdown in consumer spending persisted and resulted in a volatile equity market. Within the Russell 1000(R) Growth Index, energy stocks significantly outperformed for most of the year, as did other value-oriented sectors such as health care and financials. On the other hand, information technology and consumer discretionary stocks languished for most of the year as the sustainability of consumer spending and the health of the overall economy were called into question. However both sectors rebounded strongly in the fourth quarter, ending the year among the biggest contributors to the Russell 1000 Growth's fiscal full-year return, thanks to their large weightings in the index.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: All of the Fund's underperformance versus the benchmark occurred in the first two quarters of the fiscal year, mainly attributable to having no exposure to the energy sector. Though energy stocks represent only 4% of the Russell 1000 Growth Index, their outsized gains during the year led to a meaningful contribution to the style index's total annual return (over 10%). In addition, the Fund was overweight in information technology and consumer discretionary stocks, which lagged the overall market during the first two quarters.

As energy retreated in the third quarter and investors started focusing more on the attributes of individual stocks, the Fund's performance improved, outperforming the benchmark for the last two quarters. We took advantage of the pullback in the energy sector by adding some oil drillers and natural gas stocks to the portfolio.

For the full fiscal year, the biggest contribution to the Fund's performance came from our telecommunications and consumer discretionary stocks. NII Holdings, a wireless service provider in Latin America, more than doubled during the year, buoyed by strong earnings, better than expected subscriber growth and robust future guidance. In consumer discretionary, performance was led by solid execution at retailers JC Penney and Best Buy Inc.

Stock selection in financials and industrials was the biggest detractor to overall relative performance. In both cases, our stocks did well, but did not keep up with the Russell 1000 Growth Index's sector returns. In the case of financials, the sector was led by strong performance from asset managers and specialized finance companies to which we had no exposure. Within industrials, we had no exposure to construction/farming machinery and aerospace/ defense stocks, which led performance.

                                                                        MAY 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Large-Cap Growth Fund

--------------------------------------------------------------------------------
TOTAL RETURNS 1                                            PERIOD ENDING 4/30/06
--------------------------------------------------------------------------------

                                                           INCEPTION   INCEPTION
                              1 YEAR   5 YEAR   10 YEARS   TO 4/30/05    DATE
                              ------  --------  --------   ----------  ---------
Class X Shares at NAV 2       11.57%   (2.86)%    6.43%         --      3/8/96
Class A Shares at NAV 2       11.33    (3.11)     6.04          --      3/8/96
Class A Shares at POP 3        4.92    (4.25)     5.41          --      3/8/96
Class B Shares at NAV 2       10.45    (3.84)       --       (0.60)     7/1/98
Class B Shares with CDSC 4     6.45    (3.84)       --       (0.60)     7/1/98
Class C Shares at NAV 2       10.47    (3.83)       --       (0.61)     7/1/98
Class C Shares with CDSC 4    10.47    (3.83)       --       (0.61)     7/1/98
S&P 500(R) Index              15.42     2.70      8.97       Note 5     Note 5
Russell 1000(R) Growth Index  15.18    (0.76)     6.21       Note 6     Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

5     INDEX PERFORMANCE IS 3.30% FOR CLASS B AND CLASS C (SINCE 7/1/98).

6     INDEX PERFORMANCE IS 0.13% FOR CLASS B AND CLASS C (SINCE 7/1/98).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 4/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/96 in Class X and Class A shares. The total return for Class X shares reflects no sales charge. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Phoenix Large      Phoenix Large
              Cap Growth Fund    Cap Growth Fund    S&P 500(R)   Russell 1000(R)
   Date           Class A            Class X         Index       Growth Index

 4/30/1996       $ 9,425             $10,000         $10,000        $10,000
 4/30/1997        11,395              12,198          12,520         12,206
 4/30/1998        15,757              16,974          17,687         17,344
 4/30/1999        18,372              19,873          21,546         21,945
 4/28/2000        23,743              25,740          23,764         27,996
 4/30/2001        19,845              21,565          20,671         18,967
 4/30/2002        16,677              18,167          18,059         15,154
 4/30/2003        13,608              14,873          15,658         12,979
 4/30/2004        15,569              17,059          19,240         15,789
 4/29/2005        15,219              16,719          20,458         15,852
 4/28/2006        16,943              18,654          23,612         18,259

For information regarding the indexes, see the glossary on page 3.

Phoenix Large-Cap Growth Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Large-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution or service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

     Large-Cap                 Beginning             Ending        Expenses Paid
    Growth Fund              Account Value       Account Value        During
      Class X               October 31, 2005     April 30, 2006       Period*
-----------------------     ----------------     --------------    -------------
Actual                         $1,000.00           $1,086.90           $5.97
Hypothetical (5% return
  before expenses)              1,000.00            1,019.00            5.79

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS X RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 11.57%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,115.70.

     Large-Cap                 Beginning             Ending        Expenses Paid
    Growth Fund              Account Value       Account Value        During
      Class A               October 31, 2005     April 30, 2006       Period*
-----------------------     ----------------     --------------    -------------
Actual                         $1,000.00           $1,085.30           $7.28
Hypothetical (5% return
  before expenses)              1,000.00            1,017.73            7.06

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.41%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 11.33%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,113.30.

     Large-Cap                 Beginning             Ending        Expenses Paid
    Growth Fund              Account Value       Account Value        During
      Class B               October 31, 2005     April 30, 2006       Period*
-----------------------     ----------------     --------------    -------------
Actual                         $1,000.00            $1,081.10         $11.15
Hypothetical (5% return
  before expenses)              1,000.00            1,013.95           10.84

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.16%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 10.45%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,104.50.

Phoenix Large-Cap Growth Fund

     Large-Cap                 Beginning             Ending        Expenses Paid
    Growth Fund              Account Value       Account Value        During
      Class C               October 31, 2005     April 30, 2006       Period*
-----------------------     ----------------     --------------    -------------
Actual                         $1,000.00           $1,082.30         $11.15
Hypothetical (5% return
  before expenses)              1,000.00            1,013.95          10.84

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.16%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 10.47%. UTILIZING 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,104.70.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Large-Cap Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology          33%
Health Care                     17
Consumer Discretionary          12
Consumer Staples                10
Industrials                     10
Financials                       5
Materials                        5
Other                            8

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006

                                                     SHARES         VALUE
                                                  ------------   ------------

DOMESTIC COMMON STOCKS--98.2%

AEROSPACE & DEFENSE--2.4%
United Technologies Corp. ........                      43,760   $  2,748,566

AIR FREIGHT & LOGISTICS--1.8%
FedEx Corp. ......................                      18,020      2,074,643

APPLICATION SOFTWARE--1.7%
Adobe Systems, Inc.(b)............                      49,840      1,953,728

BIOTECHNOLOGY--3.6%
Amgen, Inc.(b)....................                      32,490      2,199,573
Genentech, Inc.(b)................                      22,850      1,821,373
                                                                 ------------
                                                                    4,020,946
                                                                 ------------

BREWERS--1.8%
Anheuser-Busch Cos., Inc. ........                      46,080      2,054,246

COMMUNICATIONS EQUIPMENT--5.8%
Cisco Systems, Inc.(b)............                     117,160      2,454,502
Corning, Inc.(b)..................                      68,270      1,886,300
QUALCOMM, Inc. ...................                      44,060      2,262,040
                                                                 ------------
                                                                    6,602,842
                                                                 ------------

COMPUTER & ELECTRONICS RETAIL--1.7%
Best Buy Co., Inc. ...............                      34,280      1,942,305

COMPUTER HARDWARE--1.6%
Apple Computer, Inc.(b)...........                      25,120      1,768,197

COMPUTER STORAGE & PERIPHERALS--3.6%
EMC Corp.(b)......................                     133,860      1,808,449
Network Appliance, Inc.(b)........                      59,600      2,209,372
                                                                 ------------
                                                                    4,017,821
                                                                 ------------

                                                     SHARES         VALUE
                                                  ------------   ------------
CONSTRUCTION MATERIALS--0.7%
Vulcan Materials Co. .............                       9,000   $    764,640

CONSUMER FINANCE--2.2%
American Express Co. .............                      45,450      2,445,664

DATA PROCESSING & OUTSOURCED SERVICES--2.2%
First Data Corp. .................                      52,790      2,517,555

DEPARTMENT STORES--4.2%
Kohl's Corp.(b)...................                      36,450      2,035,368
Penney (J.C.) Co., Inc. ..........                      41,680      2,728,373
                                                                 ------------
                                                                    4,763,741
                                                                 ------------

DRUG RETAIL--2.3%
CVS Corp. ........................                      86,400      2,567,808

ELECTRONIC MANUFACTURING SERVICES--1.5%
Jabil Circuit, Inc.(b)............                      43,020      1,677,350

FERTILIZERS & AGRICULTURAL CHEMICALS--1.4%
Monsanto Co. .....................                      19,030      1,587,102

FOREST PRODUCTS--1.5%
Weyerhaeuser Co. .................                      23,680      1,668,730

HEALTH CARE DISTRIBUTORS--2.3%
Cardinal Health, Inc. ............                      38,780      2,611,833

HEALTH CARE EQUIPMENT--4.8%
Beckman Coulter, Inc. ............                      29,490      1,514,606
Medtronic, Inc. ..................                      40,950      2,052,414
St. Jude Medical, Inc.(b).........                      47,220      1,864,246
                                                                 ------------
                                                                    5,431,266
                                                                 ------------
HOME ENTERTAINMENT SOFTWARE--2.1%
Electronic Arts, Inc.(b)..........                      42,300      2,402,640


                      See Notes to Financial Statements                       25

Phoenix Large-Cap Growth Fund

                                                     SHARES         VALUE
                                                  ------------   ------------
HOME IMPROVEMENT RETAIL--2.0%
Lowe's Cos., Inc. ................                      36,060   $  2,273,583

HOUSEHOLD PRODUCTS--2.2%
Colgate-Palmolive Co. ............                      42,280      2,499,594

HOUSEWARES & SPECIALTIES--1.8%
Newell Rubbermaid, Inc. ..........                      75,406      2,067,632

INDUSTRIAL CONGLOMERATES--4.1%
General Electric Co. .............                     134,240      4,643,362

INDUSTRIAL MACHINERY--1.7%
Illinois Tool Works, Inc. ........                      18,260      1,875,302

INTERNET SOFTWARE & SERVICES--4.8%
eBay, Inc.(b).....................                      42,700      1,469,307
Google, Inc. Class A(b)...........                       5,160      2,156,570
Yahoo!, Inc.(b)...................                      53,460      1,752,419
                                                                 ------------
                                                                    5,378,296
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES--1.7%
Schlumberger Ltd. ................                      28,260      1,953,896

OIL & GAS EXPLORATION & PRODUCTION--1.6%
Hugoton Royalty Trust.............                       2,518         69,623
XTO Energy, Inc. .................                      42,250      1,789,287
                                                                 ------------
                                                                    1,858,910
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
Citigroup, Inc....................                      38,410      1,918,579

PACKAGED FOODS & MEATS--3.8%
ConAgra Foods, Inc. ..............                      82,640      1,874,275
Hershey Foods Co. ................                      44,580      2,377,897
                                                                 ------------
                                                                    4,252,172
                                                                 ------------

PHARMACEUTICALS--6.0%
Abbott Laboratories...............                      57,120      2,441,309
Johnson & Johnson.................                      32,160      1,884,898
Wyeth.............................                      51,590      2,510,885
                                                                 ------------
                                                                    6,837,092
                                                                 ------------

REGIONAL BANKS--1.6%
Synovus Financial Corp. ..........                      66,680      1,867,040

RESTAURANTS--1.8%
Yum! Brands, Inc. ................                      39,460      2,039,293

                                                     SHARES         VALUE
                                                  ------------   ------------

SEMICONDUCTOR EQUIPMENT--1.7%
Applied Materials, Inc. ..........                     107,680   $  1,932,856

SEMICONDUCTORS--6.0%
Intel Corp. ......................                      86,780      1,733,864
Texas Instruments, Inc. ..........                      79,110      2,745,908
Xilinx, Inc. .....................                      82,020      2,269,494
                                                                 ------------
                                                                    6,749,266
                                                                 ------------

SYSTEMS SOFTWARE--2.8%
Microsoft Corp. ..................                     131,580      3,177,657

WIRELESS TELECOMMUNICATION SERVICES--3.7%
American Tower Corp. Class A(b)...                      60,400      2,062,056
NII Holdings, Inc.(b).............                      36,340      2,176,766
                                                                 ------------
                                                                    4,238,822
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $101,391,396)                                    111,184,975
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.8%

ALUMINUM--1.8%
Alcan, Inc. (United States).......                      38,710   $  2,022,985
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,356,263)                                        2,022,985
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.0%
(IDENTIFIED COST $102,747,659)                                    113,207,960
-----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)
                                                  ------------

SHORT-TERM INVESTMENTS--0.8%

COMMERCIAL PAPER(d)--0.8%
CAFCO LLC 4.81%, 5/1/06...........                $        945        945,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $945,000)                                            945,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $103,692,659)                                    114,152,960(a)

Other assets and liabilities, net--(0.8)%                            (961,131)
                                                                 ------------
NET ASSETS--100.0%                                               $113,191,829
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,750,224 and gross depreciation of $2,289,923 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $103,692,659.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.


26                       See Notes to Financial Statements

Phoenix Large-Cap Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

ASSETS
Investment securities at value
    (Identified cost $103,692,659)                               $  114,152,960
Cash                                                                      3,142
Receivables
    Dividends                                                            92,644
    Fund shares sold                                                      2,615
Trustee retainer                                                          4,616
Prepaid expenses                                                         20,688
                                                                 --------------
       Total assets                                                 114,276,665
                                                                 --------------
LIABILITIES
Payables
    Investment securities purchased                                     766,107
    Fund shares repurchased                                             122,154
    Investment advisory fee                                              65,207
    Transfer agent fee                                                   50,479
    Distribution and service fees                                        28,188
    Financial agent fee                                                   8,609
    Other accrued expenses                                               44,092
                                                                 --------------
       Total liabilities                                              1,084,836
                                                                 --------------
NET ASSETS                                                       $  113,191,829
                                                                 ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $  173,813,961
Accumulated net realized loss                                       (71,082,433)
Net unrealized appreciation                                          10,460,301
                                                                 --------------
NET ASSETS                                                       $  113,191,829
                                                                 ==============
CLASS X
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $13,012,357)                  1,030,588
Net asset value and offering price per share                     $        12.63

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $88,134,093)                  7,291,448
Net asset value per share                                        $        12.09
Offering price per share $12.09/(1-5.75%)                        $        12.83

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $7,282,454)                     650,109
Net asset value and offering price per share                     $        11.20

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $4,762,925)                     426,230
Net asset value and offering price per share                     $        11.17

                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2006

INVESTMENT INCOME
Dividends                                                        $    1,371,521
Interest                                                                 41,916
                                                                 --------------
       Total investment income                                        1,413,437
                                                                 --------------
EXPENSES
Investment advisory fee                                                 903,249
Service fees, Class A                                                   239,638
Distribution and service fees, Class B                                   86,268
Distribution and service fees, Class C                                   57,025
Financial agent fee                                                     106,116
Transfer agent                                                          276,326
Registration                                                             48,359
Professional                                                             33,133
Trustees                                                                 29,864
Printing                                                                 27,807
Custodian                                                                20,538
Miscellaneous                                                            30,889
                                                                 --------------
       Total expenses                                                 1,859,212
                                                                 --------------
NET INVESTMENT INCOME (LOSS)                                           (445,775)
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               7,349,746
Net change in unrealized appreciation (depreciation)
    on investments                                                    7,161,511
                                                                 --------------
NET GAIN (LOSS) ON INVESTMENTS                                       14,511,257
                                                                 --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   $   14,065,482
                                                                 ==============


                      See Notes to Financial Statements                       27

Phoenix Large-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Year Ended        Year Ended
                                                                                April 30, 2006    April 30, 2005
                                                                                --------------    --------------
FROM OPERATIONS
    Net investment income (loss)                                                $     (445,775)   $     (652,323)
    Net realized gain (loss)                                                         7,349,746          (329,500)
    Net change in unrealized appreciation (depreciation)                             7,161,511        (2,663,370)
                                                                                --------------    --------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     14,065,482        (3,645,193)
                                                                                --------------    --------------

FROM SHARE TRANSACTIONS
CLASS X
    Proceeds from sales of shares (78,058 and 559,555 shares, respectively)            927,964         6,405,807
    Cost of shares repurchased (1,895,233 and 1,088,393 shares, respectively)      (22,270,592)      (12,597,919)
                                                                                --------------    --------------
Total                                                                              (21,342,628)       (6,192,112)
                                                                                --------------    --------------

CLASS A
    Proceeds from sales of shares (128,740 and 660,762 shares, respectively)         1,490,804         7,414,627
    Cost of shares repurchased (2,496,085 and 4,053,077 shares, respectively)      (28,750,953)      (45,033,428)
                                                                                --------------    --------------
Total                                                                              (27,260,149)      (37,618,801)
                                                                                --------------    --------------

CLASS B
    Proceeds from sales of shares (40,711 and 84,759 shares, respectively)             435,149           884,952
    Cost of shares repurchased (350,996 and 479,679 shares, respectively)           (3,766,229)       (5,000,038)
                                                                                --------------    --------------
Total                                                                               (3,331,080)       (4,115,086)
                                                                                --------------    --------------

CLASS C
    Proceeds from sales of shares (36,123 and 54,436 shares, respectively)             387,100           563,788
    Cost of shares repurchased (283,658 and 869,557 shares, respectively)           (3,021,268)       (9,014,141)
                                                                                --------------    --------------
Total                                                                               (2,634,168)       (8,450,353)
                                                                                --------------    --------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (54,568,025)      (56,376,352)
                                                                                --------------    --------------
    NET INCREASE (DECREASE) IN NET ASSETS                                          (40,502,543)      (60,021,545)


NET ASSETS
    Beginning of period                                                            153,694,372       213,715,917
                                                                                --------------    --------------

    END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
       $0 AND $0, RESPECTIVELY)                                                 $  113,191,829    $  153,694,372
                                                                                ==============    ==============


28                       See Notes to Financial Statements

Phoenix Large-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS X
                                                  ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
                                                  ----------------------------------------------------------------
                                                    2006          2005          2004          2003          2002
Net asset value, beginning of period              $  11.32      $  11.55      $  10.07      $  12.30      $  14.66
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                  (0.01)        (0.01)        (0.01)        (0.02)           --(3)
    Net realized and unrealized gain (loss)           1.32         (0.22)         1.49         (2.21)        (2.31)
                                                  --------      --------      --------      --------      --------
       TOTAL FROM INVESTMENT OPERATIONS               1.31         (0.23)         1.48         (2.23)        (2.31)
                                                  --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
    Distributions from net realized gains               --            --            --            --         (0.05)
                                                  --------      --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                              --            --            --            --         (0.05)
                                                  --------      --------      --------      --------      --------
Change in net asset value                             1.31         (0.23)         1.48         (2.23)        (2.36)
                                                  --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                    $  12.63      $  11.32      $  11.55      $  10.07      $  12.30
                                                  ========      ========      ========      ========      ========
Total return                                         11.57 %       (1.99)%       14.70 %      (18.13)%      (15.76)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $ 13,012      $ 32,225      $ 38,994      $ 21,121      $ 21,786

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                                1.14 %        1.06 %        1.05 %        1.13 %        1.04 %
    Net investment income (loss)                     (0.05)%       (0.06)%       (0.10)%       (0.20)%        0.03 %
Portfolio turnover                                      85 %          91 %         168 %         101 %         131 %

                                                                              CLASS A
                                                  ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
                                                  ----------------------------------------------------------------
                                                    2006          2005          2004          2003          2002
Net asset value, beginning of period              $  10.86      $  11.11      $   9.71      $  11.90      $  14.22
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                  (0.03)        (0.03)        (0.04)        (0.04)        (0.03)
    Net realized and unrealized gain (loss)           1.26         (0.22)         1.44         (2.15)        (2.24)
                                                  --------      --------      --------      --------      --------
       TOTAL FROM INVESTMENT OPERATIONS               1.23         (0.25)         1.40         (2.19)        (2.27)
                                                  --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
    Distributions from net realized gains               --            --            --            --         (0.05)
                                                  --------      --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                              --            --            --            --         (0.05)
                                                  --------      --------      --------      --------      --------
Change in net asset value                             1.23         (0.25)         1.40         (2.19)        (2.32)
                                                  --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                    $  12.09      $  10.86      $  11.11      $   9.71      $  11.90
                                                  ========      ========      ========      ========      ========
Total return(1)                                      11.33 %       (2.25)%       14.42 %      (18.40)%      (15.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $ 88,134      $104,913      $145,023      $127,553      $177,518

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                                1.39 %        1.31 %        1.30 %        1.38 %        1.29 %
    Net investment income (loss)                     (0.30)%       (0.31)%       (0.33)%       (0.41)%       (0.22)%
Portfolio turnover                                      85 %          91 %         168 %         101 %         131 %

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Amount is less than $0.01.


                      See Notes to Financial Statements                       29

Phoenix Large-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS B
                                                  ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
                                                  ----------------------------------------------------------------
                                                    2006          2005          2004          2003          2002
Net asset value, beginning of period              $  10.14      $  10.46      $   9.21      $  11.36      $  13.68
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                  (0.11)        (0.11)        (0.11)        (0.11)        (0.12)
    Net realized and unrealized gain (loss)           1.17         (0.21)         1.36         (2.04)        (2.15)
                                                  --------      --------      --------      --------      --------
       TOTAL FROM INVESTMENT OPERATIONS               1.06         (0.32)         1.25         (2.15)        (2.27)
                                                  --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
    Distributions from net realized gains               --            --            --            --         (0.05)
                                                  --------      --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                              --            --            --            --         (0.05)
                                                  --------      --------      --------      --------      --------
Change in net asset value                             1.06         (0.32)         1.25         (2.15)        (2.32)
                                                  --------      --------      --------      --------      --------
 NET ASSET VALUE, END OF PERIOD                   $  11.20      $  10.14      $  10.46      $   9.21      $  11.36
                                                  ========      ========      ========      ========      ========
Total return(1)                                      10.45 %       (3.06)%       13.57 %      (18.93)%      (16.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $  7,282      $  9,740      $ 14,171      $ 13,600      $ 17,397

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                                2.15 %        2.06 %        2.05 %        2.13 %        2.04 %
    Net investment income (loss)                     (1.05)%       (1.06)%       (1.09)%       (1.16)%       (0.98)%
Portfolio turnover                                      85 %          91 %         168 %         101 %         131 %

                                                                              CLASS C
                                                  ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
                                                  ----------------------------------------------------------------
                                                    2006          2005          2004          2003          2002
Net asset value, beginning of period              $  10.12      $  10.43      $   9.18      $  11.33      $  13.65
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                  (0.11)        (0.11)        (0.11)        (0.11)        (0.12)
    Net realized and unrealized gain (loss)           1.16         (0.20)         1.36         (2.04)        (2.15)
                                                  --------      --------      --------      --------      --------
       TOTAL FROM INVESTMENT OPERATIONS               1.05         (0.31)         1.25         (2.15)        (2.27)
                                                  --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
    Distributions from net realized gains               --            --            --            --         (0.05)
                                                  --------      --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                              --            --            --            --         (0.05)
                                                  --------      --------      --------      --------      --------
Change in net asset value                             1.05         (0.31)         1.25         (2.15)        (2.32)
                                                  --------      --------      --------      --------      --------
       NET ASSET VALUE, END OF PERIOD             $  11.17      $  10.12      $  10.43      $   9.18      $  11.33
                                                  ========      ========      ========      ========      ========
Total return(1)                                      10.47 %       (2.97)%       13.62 %      (18.98)%      (16.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $  4,763      $  6,816      $ 15,528      $ 16,698      $ 13,761

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                                2.15 %        2.05 %        2.05 %        2.14 %        2.04 %
    Net investment income (loss)                     (1.05)%       (1.05)%       (1.08)%       (1.19)%       (0.98)%
Portfolio turnover                                      85 %          91 %         168 %         101 %         131 %

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.


30                       See Notes to Financial Statements

PHOENIX STRATEGIC GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW DID THE PHOENIX STRATEGIC GROWTH FUND PERFORM FOR ITS FISCAL YEAR ENDED APRIL 30, 2006?

A: For the fiscal year ended April 30, 2006, the Fund's Class A shares returned 13.85%, Class B shares returned 13.01% and Class C shares returned 12.99%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.42%, and the Russell 1000(R) Growth Index, the Fund's style-specific benchmark returned 15.18%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Equity markets performed well for the fiscal year ending April 2006, helped by strong corporate profits and a stable economy. However, increasingly higher commodity prices drove inflation fears and helped spur additional federal fund rate hikes. Geopolitical tensions and fears of a slowdown in consumer spending persisted and resulted in a volatile equity market. Within the Russell 1000(R) Growth Index, energy stocks significantly outperformed for most of the year, as did other value-oriented sectors such as health care and financials. On the other hand, information technology and consumer discretionary stocks languished for most of the year as the sustainability of consumer spending and the health of the overall economy were called into question. However both sectors rebounded strongly in the fourth quarter, ending the year among the biggest contributors to the Russell 1000 Growth's fiscal full-year return, thanks to their large weightings in the index.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: All of the Fund's underperformance versus the benchmark occurred in the first two quarters of the fiscal year, mainly attributable to having no exposure to the energy sector. Though energy stocks represent only 4% of the Russell 1000 Growth index, their outsized gains during the year led to a meaningful contribution to the style index's total annual return (over 10%). In addition, the Fund was overweight in information technology and consumer discretionary stocks, which lagged the overall market during the first two quarters.

As energy retreated in the third quarter and investors started focusing more on the attributes of individual stocks, the Fund's performance improved, outperforming the benchmark for the last two quarters. We took advantage of the pullback in the energy sector by adding some oil drillers and natural gas stocks to the portfolio.

Good security selection in the information technology sector contributed the most to performance. Internet search giant, Google, led the pack, benefiting from robust earnings growth, rapid market share gains and overall secular growth. Corning, another large contributor, continues to benefit from the growing popularity of LCD televisions and successful restructuring of its other business units.

                                                                        MAY 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Strategic Growth Fund

--------------------------------------------------------------------------------
TOTAL RETURNS 1                                           PERIODS ENDING 4/30/06
--------------------------------------------------------------------------------

                                                                  INCEPTION    INCEPTION
                                1 YEAR      5 YEAR     10 YEARS   TO 4/30/05      DATE
                                ------      -------    --------   ----------   ---------
Class A Shares at NAV 2          13.85%      (5.49)%       4.82%          --    10/16/95
Class A Shares at POP 3           7.31       (6.60)        4.21           --    10/16/95

Class B Shares at NAV 2          13.01       (6.19)        4.04           --    10/16/95
Class B Shares with CDSC 4        9.01       (6.19)        4.04           --    10/16/95

Class C Shares at NAV 2          12.99       (6.19)          --         2.45     11/3/97
Class C Shares with CDSC 4       12.99       (6.19)          --         2.45     11/3/97

S&P 500(R) Index                 15.42        2.70         8.97       Note 5      Note 5

Russell 1000(R) Growth Index     15.18       (0.76)        6.21       Note 6      Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

5     INDEX PERFORMANCE IS 5.64% FOR CLASS C (SINCE 11/3/97).

6     INDEX PERFORMANCE IS 2.78% FOR CLASS C (SINCE 11/3/97).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 4/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/96 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The performance of the other share class will be greater or less than that shown based on the difference in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Phoenix          Phoenix
                 Strategic        Strategic        Russell
                Growth Fund      Growth Fund       1000(R)             S&P
                  Class A          Class B       Growth Index      500(R) Index

 4/30/1996       $ 9,425          $10,000          $10,000           $10,000
 4/30/1997         9,183            9,669           12,207            12,520
 4/30/1998        12,509           13,071           17,344            17,687
 4/30/1999        18,127           18,820           21,945            21,546
 4/28/2000        27,781           28,611           27,996            23,764
 4/30/2001        20,018           20,463           18,967            20,671
 4/30/2002        13,986           14,193           15,154            18,059
 4/30/2003        11,068           11,140           12,979            15,658
 4/30/2004        13,338           13,321           15,789            19,240
 4/29/2005        13,260           13,153           15,852            20,458
 4/28/2006        15,097           14,864           18,259            23,612

For information regarding the indexes, see the glossary on page 3.

Phoenix Strategic Growth Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Strategic Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                             Beginning           Ending       Expenses Paid
 Strategic Growth Fund     Account Value      Account Value      During
        Class A           October 31, 2005   April 30, 2006      Period*
-----------------------   ----------------   --------------   -------------
Actual                       $ 1,000.00        $ 1,095.20        $ 8.46
Hypothetical (5% return
   before expenses)            1,000.00          1,016.62          8.17

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.63%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 13.85%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,138.50.

                             Beginning           Ending       Expenses Paid
 Strategic Growth Fund     Account Value      Account Value      During
        Class B           October 31, 2005   April 30, 2006      Period*
-----------------------   ----------------   --------------   -------------
Actual                       $ 1,000.00        $ 1,091.10       $ 12.34
Hypothetical (5% return
   before expenses)            1,000.00          1,012.85         11.95

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.38%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 13.01%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,130.10.

                             Beginning           Ending       Expenses Paid
  Strategic Growth Fund    Account Value      Account Value      During
         Class C          October 31, 2005   April 30, 2006      Period*
-----------------------   ----------------   --------------   -------------
Actual                       $ 1,000.00        $ 1,091.00       $ 12.34
Hypothetical (5% return
   before expenses)            1,000.00          1,012.85         11.95

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.38%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 12.99%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,129.90.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Strategic Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Information Technology               37%
               Health Care                          16
               Industrials                          13
               Consumer Discretionary               11
               Financials                            6
               Energy                                5
               Telecommunications                    4
               Other                                 8

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006

                                                    SHARES         VALUE
                                                  ----------   --------------
DOMESTIC COMMON STOCKS--96.6%

AEROSPACE & DEFENSE--3.6%
United Technologies Corp. ....................        67,000   $    4,208,270

APPAREL RETAIL--2.1%
TJX Cos., Inc. (The)..........................        99,500        2,400,935

APPLICATION SOFTWARE--2.3%
Adobe Systems, Inc.(b)........................        68,890        2,700,488

BIOTECHNOLOGY--5.4%
Amgen, Inc.(b)................................        49,200        3,330,840
Genentech, Inc.(b)............................        36,500        2,909,415
                                                               --------------
                                                                    6,240,255
                                                               --------------

COMMUNICATIONS EQUIPMENT--6.6%
Corning, Inc.(b)..............................       144,600        3,995,298
QUALCOMM, Inc. ...............................        72,200        3,706,748
                                                               --------------
                                                                    7,702,046
                                                               --------------

COMPUTER & ELECTRONICS RETAIL--2.7%
Best Buy Co., Inc. ...........................        55,410        3,139,531

COMPUTER HARDWARE--2.6%
Apple Computer, Inc.(b).......................        43,570        3,066,892

COMPUTER STORAGE & PERIPHERALS--4.7%
EMC Corp.(b)..................................       183,380        2,477,464
Network Appliance, Inc.(b)....................        79,250        2,937,797
                                                               --------------
                                                                    5,415,261
                                                               --------------

                                                    SHARES         VALUE
                                                  ----------   --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.6%
Oshkosh Truck Corp. ..........................        50,200  $     3,072,240

CONSTRUCTION MATERIALS--2.1%
Vulcan Materials Co. .........................        29,100        2,472,336

DEPARTMENT STORES--3.0%
Penney (J.C.) Co., Inc. ......................        52,620        3,444,505

ELECTRONIC MANUFACTURING SERVICES--1.9%
Jabil Circuit, Inc.(b)........................        57,910        2,257,911

HEALTH CARE DISTRIBUTORS--2.5%
Cardinal Health, Inc. ........................        42,230        2,844,191

HEALTH CARE EQUIPMENT--4.9%
Beckman Coulter, Inc. ........................        44,490        2,285,006
Medtronic, Inc. ..............................        67,000        3,358,040
                                                               --------------
                                                                    5,643,046
                                                               --------------

HOME ENTERTAINMENT SOFTWARE--2.8%
Electronic Arts, Inc.(b)......................        56,500        3,209,200

HOME IMPROVEMENT RETAIL--3.1%
Lowe's Cos., Inc. ............................        57,170        3,604,569

HOUSEHOLD PRODUCTS--3.3%
Colgate-Palmolive Co. ........................        64,480        3,812,058

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.6%
Monster Worldwide, Inc.(b)....................        51,700        2,967,580

INDUSTRIAL CONGLOMERATES--4.3%
General Electric Co. .........................       143,300        4,956,747


34                       See Notes to Financial Statements

Phoenix Strategic Growth Fund

                                                    SHARES         VALUE
                                                  ----------   --------------
INTERNET SOFTWARE & SERVICES--7.9%
eBay, Inc.(b).................................        49,110   $    1,689,875
Google, Inc. Class A(b).......................        10,970        4,584,802
Yahoo!, Inc.(b)...............................        88,130        2,888,901
                                                               --------------
                                                                    9,163,578
                                                               --------------

INVESTMENT BANKING & BROKERAGE--2.6%
Jefferies Group, Inc. ........................        45,000        2,990,250

OIL & GAS EQUIPMENT & SERVICES--2.2%
Grant Prideco, Inc.(b)........................        48,800        2,498,560

OIL & GAS EXPLORATION & PRODUCTION--2.8%
Hugoton Royalty Trust.........................         4,470          123,596
XTO Energy, Inc. .............................        75,000        3,176,250
                                                               --------------
                                                                    3,299,846
                                                               --------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.3%
Citigroup, Inc. ..............................        77,320        3,862,134

PHARMACEUTICALS--3.1%
Wyeth.........................................        74,890        3,644,896

SEMICONDUCTORS--7.2%
Intel Corp. ..................................        90,560        1,809,389
Texas Instruments, Inc. ......................       100,000        3,471,000
Xilinx, Inc. .................................       110,530        3,058,365
                                                               --------------
                                                                    8,338,754
                                                               --------------

WIRELESS TELECOMMUNICATION SERVICES--4.4%
American Tower Corp. Class A(b)...............        79,310        2,707,643
NII Holdings, Inc.(b).........................        40,980        2,454,702
                                                               --------------
                                                                    5,162,345
                                                               --------------

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $99,276,677)                                     112,118,424
-----------------------------------------------------------------------------

                                                    SHARES         VALUE
                                                  ----------   --------------
FOREIGN COMMON STOCKS(c)--1.4%

SEMICONDUCTORS--1.4%
Marvell Technology Group Ltd. (Japan)(b)......        28,310   $    1,616,218
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,801,856)                                        1,616,218
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $101,078,533)                                    113,734,642
-----------------------------------------------------------------------------

                                                     PAR
                                                    VALUE
                                                    (000)
                                                  ----------
SHORT-TERM INVESTMENTS--2.3%

COMMERCIAL PAPER(d)--2.3%
CAFCO LLC 4.81%, 5/1/06.......................    $    2,625        2,625,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,625,000)                                        2,625,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $103,703,533)                                    116,359,642(a)

Other assets and liabilities, net--(0.3)%                            (291,308)
                                                               --------------
NET ASSETS--100.0%                                             $  116,068,334
                                                               ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,495,793 and gross depreciation of $2,839,684 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $103,703,533.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.


                      See Notes to Financial Statements                       35

Phoenix Strategic Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

ASSETS
Investment securities at value
    (Identified cost $103,703,533)                               $  116,359,642
Cash                                                                      2,527
Receivables
    Dividends                                                            79,648
    Fund shares sold                                                      5,333
Trustee retainer                                                          4,581
Prepaid expenses                                                         15,184
                                                                 --------------
       Total assets                                                 116,466,915
                                                                 --------------
LIABILITIES
Payables
    Fund shares repurchased                                             150,182
    Transfer agent fee                                                   92,278
    Investment advisory fee                                              71,734
    Professional fee                                                     32,949
    Distribution and service fees                                        29,743
    Financial agent fee                                                   8,726
    Other accrued expenses                                               12,969
                                                                 --------------
       Total liabilities                                                398,581
                                                                 --------------
NET ASSETS                                                       $  116,068,334
                                                                 ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $  340,587,163
Accumulated net realized loss                                      (237,174,938)
Net unrealized appreciation                                          12,656,109
                                                                 --------------
NET ASSETS                                                       $  116,068,334
                                                                 ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $106,692,759)                10,906,291
Net asset value per share                                        $         9.78
Offering price per share $9.78/(1-5.75%)                         $        10.38

CLASS B
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $7,885,438)                     890,023
Net asset value and offering price per share                     $         8.86

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $1,490,137)                     167,997
Net asset value and offering price per share                     $         8.87

                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2006

INVESTMENT INCOME
Dividends                                                        $    1,205,302
Interest                                                                 33,214
                                                                 --------------
       Total investment income                                        1,238,516
                                                                 --------------
EXPENSES
Investment advisory fee                                                 966,805
Service fees, Class A                                                   293,662
Distribution and service fees, Class B                                   95,224
Distribution and service fees, Class C                                   19,203
Financial agent fee                                                     106,092
Transfer agent                                                          495,953
Printing                                                                 47,650
Registration                                                             39,879
Professional                                                             33,132
Trustees                                                                 29,899
Custodian                                                                14,799
Miscellaneous                                                            30,084
                                                                 --------------
       Total expenses                                                 2,172,382
Custodian fees paid indirectly                                              (12)
                                                                 --------------
       Net expenses                                                   2,172,370
                                                                 --------------
NET INVESTMENT INCOME (LOSS)                                           (933,854)
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               7,238,960
Net change in unrealized appreciation (depreciation)
    on investments                                                   10,524,648
                                                                 --------------
NET GAIN (LOSS) ON INVESTMENTS                                       17,763,608
                                                                 --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                              $   16,829,754
                                                                 ==============


36                       See Notes to Financial Statements

Phoenix Strategic Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Year Ended        Year Ended
                                                                                April 30, 2006    April 30, 2005
                                                                                --------------    --------------
FROM OPERATIONS
    Net investment income (loss)                                                $     (933,854)   $   (1,279,321)
    Net realized gain (loss)                                                         7,238,960         2,257,066
    Net change in unrealized appreciation (depreciation)                            10,524,648        (1,483,467)
                                                                                --------------    --------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     16,829,754          (505,722)
                                                                                --------------    --------------

FROM SHARE TRANSACTIONS
CLASS A
    Proceeds from sales of shares (354,968 and 1,288,678 shares, respectively)       3,271,554        11,229,434
    Cost of shares repurchased (4,393,401 and 5,213,988 shares, respectively)      (40,408,141)      (45,365,817)
                                                                                --------------    --------------
Total                                                                              (37,136,587)      (34,136,383)
                                                                                --------------    --------------

CLASS B
    Proceeds from sales of shares (46,206 and 76,497 shares, respectively)             389,333           610,821
    Cost of shares repurchased (559,805 and 1,819,977 shares, respectively)         (4,699,742)      (14,502,009)
                                                                                --------------    --------------
Total                                                                               (4,310,409)      (13,891,188)
                                                                                --------------    --------------

CLASS C
    Proceeds from sales of shares (16,206 and 34,737 shares, respectively)             134,084           271,980
    Cost of shares repurchased (150,244 and 199,821 shares, respectively)           (1,251,056)       (1,612,644)
                                                                                --------------    --------------
Total                                                                               (1,116,972)       (1,340,664)
                                                                                --------------    --------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (42,563,968)      (49,368,235)
                                                                                --------------    --------------
    NET INCREASE (DECREASE) IN NET ASSETS                                          (25,734,214)      (49,873,957)


NET ASSETS
    Beginning of period                                                            141,802,548       191,676,505
                                                                                --------------    --------------

    END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
       $0 AND $0, RESPECTIVELY)                                                 $  116,068,334    $  141,802,548
                                                                                ==============    ==============


                      See Notes to Financial Statements                       37

Phoenix Strategic Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                                  ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
                                                  ----------------------------------------------------------------
                                                    2006          2005          2004          2003          2002
Net asset value, beginning of period              $   8.59      $   8.64      $   7.17      $   9.06      $  13.02
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                  (0.06)        (0.06)        (0.06)        (0.07)        (0.09)
    Net realized and unrealized gain (loss)           1.25          0.01          1.53         (1.82)        (3.83)
                                                  --------      --------      --------      --------      --------
       TOTAL FROM INVESTMENT OPERATIONS               1.19         (0.05)         1.47         (1.89)        (3.92)
                                                  --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
    Distributions from net realized gains               --            --            --            --         (0.04)
                                                  --------      --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                              --            --            --            --         (0.04)
                                                  --------      --------      --------      --------      --------
Change in net asset value                             1.19         (0.05)         1.47         (1.89)        (3.96)
                                                  --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                    $   9.78      $   8.59        $ 8.64      $   7.17      $   9.06
                                                  ========      ========      ========      ========      ========
Total return(1)                                      13.85 %       (0.58)%       20.50 %      (20.86)%      (30.13)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $106,693      $128,426      $162,974      $156,017      $250,131

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                                1.62)%        1.56 %        1.52 %        1.60 %        1.39 %
    Net investment income (loss)                     (0.66)%       (0.67)%       (0.73)%       (0.95)%       (0.87)%
Portfolio turnover                                      63 %         107 %         167 %         119 %         147 %

                                                                              CLASS B
                                                  ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
                                                  ----------------------------------------------------------------
                                                    2006          2005          2004          2003          2002
Net asset value, beginning of period              $   7.84      $   7.94      $   6.64      $   8.46      $  12.25
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                  (0.12)        (0.11)        (0.11)        (0.11)        (0.16)
    Net realized and unrealized gain (loss)           1.14          0.01          1.41         (1.71)        (3.59)
                                                  --------      --------      --------      --------      --------
       TOTAL FROM INVESTMENT OPERATIONS               1.02         (0.10)         1.30         (1.82)        (3.75)
                                                  --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
    Distributions from net realized gains               --            --            --            --         (0.04)
                                                  --------      --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                              --            --            --            --         (0.04)
                                                  --------      --------      --------      --------      --------
Change in net asset value                             1.02         (0.10)         1.30         (1.82)        (3.79)
                                                  --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                    $   8.86      $   7.84      $   7.94      $   6.64      $   8.46
                                                  ========      ========      ========      ========      ========
Total return(1)                                      13.01 %       (1.26)%       19.58 %      (21.51)%      (30.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $  7,885      $ 11,006      $ 24,989      $ 30,755      $ 59,690

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                                2.37 %        2.32 %        2.27 %        2.34 %        2.14 %
    Net investment income (loss)                     (1.41)%       (1.40)%       (1.48)%       (1.71)%       (1.62)%
Portfolio turnover                                      63 %         107 %         167 %         119 %         147 %

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.


38                       See Notes to Financial Statements

Phoenix Strategic Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS C
                                                  ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
                                                  ----------------------------------------------------------------
                                                    2006          2005          2004          2003          2002
Net asset value, beginning of period              $   7.85      $   7.95      $   6.65      $   8.47      $  12.26
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                  (0.12)        (0.11)        (0.12)        (0.11)        (0.16)
    Net realized and unrealized gain (loss)           1.14          0.01          1.42         (1.71)        (3.59)
                                                  --------      --------      --------      --------      --------
       TOTAL FROM INVESTMENT OPERATIONS               1.02         (0.10)         1.30         (1.82)        (3.75)
                                                  --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
    Distributions from net realized gains               --            --            --            --         (0.04)
                                                  --------      --------      --------      --------      --------
       TOTAL DISTRIBUTIONS                              --            --            --            --         (0.04)
                                                  --------      --------      --------      --------      --------
Change in net asset value                             1.02         (0.10)         1.30         (1.82)        (3.79)
                                                  --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                    $   8.87      $   7.85      $   7.95      $   6.65      $   8.47
                                                  ========      ========      ========      ========      ========
Total return(1)                                      12.99 %       (1.26)%       19.55 %      (21.49)%      (30.61)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $  1,490      $  2,371      $  3,713      $  3,260      $  5,499

RATIO TO AVERAGE NET ASSETS OF:
    Operating expenses                                2.37 %        2.31 %        2.27 %        2.34 %        2.14 %
    Net investment income (loss)                     (1.42)%       (1.42)%       (1.48)%       (1.71)%       (1.61)%
Portfolio turnover                                      63 %         107 %         167 %         119 %         147 %

(1)   Sales charges are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.


                      See Notes to Financial Statements                       39

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006

1. ORGANIZATION

      Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently four Funds are offered for sale (each a "Fund"). The Phoenix Dynamic Growth Fund ("Dynamic Growth Fund") is diversified and has an investment objective of capital appreciation. The Phoenix Fundamental Growth Fund ("Fundamental Growth Fund") is diversified and has an investment objective of long-term capital appreciation. The Phoenix Large-Cap Growth Fund ("Large-Cap Growth Fund") is diversified and has an investment objective of long-term capital growth. The Phoenix Strategic Growth Fund ("Strategic Growth Fund") is diversified and has an investment objective of long-term capital growth.

      The Funds offer the following classes of shares for sale:

                            Class A   Class B   Class C   Class X
                            -------   -------   -------   -------
Dynamic Growth Fund........    X        --         X         --
Fundamental Growth Fund....    X        --         X         --
Large-Cap Growth Fund......    X        X          X         X
Strategic Growth Fund......    X        X          X         --

      Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of all classes of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                     1st $1     $1-2       $2+
                                     Billion   Billion   Billion
                                     -------   -------   -------
Dynamic Growth Fund...............    0.80%     0.80%     0.80%
Fundamental Growth Fund...........    0.80%     0.80%     0.80%
Large-Cap Growth Fund ............    0.70%     0.65%     0.60%
Strategic Growth Fund ............    0.75%     0.70%     0.65%

      PIC has contractually agreed to limit the Dynamic Growth and the Fundamental Growth Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through August 31, 2006, so that such expenses do exceed 1.45% for Class A Shares and 2.20% for Class C Shares. The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

      Bennett Lawrence Management LLC ("Bennett Lawrence") is the subadviser to the Dynamic Growth Fund. For its services Bennett Lawrence is paid a fee by the Adviser at the rate of 0.40% of the average daily net assets of the Fund.

      CastleArk Management LLC ("CastleArk") is the subadviser to the Fundamental Growth Fund. For its services the Adviser pays CastleArk a fee based upon the following annual rates as percentage of the average daily net assets of the Fund:

                                      $0-50     Over $50
                                     Million    Million
                                     -------    --------
                                      0.45%       0.40%

      Seneca Capital Management LLC ("Seneca") is the subadviser to the Large-Cap Growth Fund and the Strategic Growth Fund. Seneca is an indirect wholly-owned subsidiary of PNX. For its services the Adviser pays Seneca a fee based upon the following annual rates as percentage of the average daily net assets of each Fund:

                              1st $184   $184 Million-    $1-2       $2+
                              Million     $1 Billion     Billion   Billion
                              --------   ------------    -------   -------
Large-Cap Growth Fund .....    0.20%         0.35%       0.325%     0.30%

                              1st $201   $201 Million-    $1-2       $2+
                              Million     $1 Billion     Billion   Billion
                              --------   ------------    -------   -------
Strategic Growth Fund .....    0.10%        0.375%        0.35%    0.325%

      As a distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended April 30, 2006, as follows:

                                  Class A        Class B         Class C
                                Net Selling     Deferred         Deferred
                                Commissions   Sales Charges   Sales Charges
                                -----------   -------------   --------------
Dynamic Growth Fund ........       $  246             --              --
Fundamental Growth Fund ....          599             --              --
Large-Cap Growth Fund ......        4,062        $28,659            $492
Strategic Growth Fund ......        9,701         16,974             604

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (CONTINUED)

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class X.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ending April 30, 2006, the Trust incurred financial agent fees totaling $278,387.

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2006, transfer agent fees were $827,725 as reported in the Statement of Operations, of which PEPCO retained the following:

Large-Cap Growth Fund .....................   $83,824
Strategic Growth Fund .....................   197,467

      At April 30, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                         Aggregate
                                                         Net Asset
                                             Shares        Value
                                            ---------   -----------
Dynamic Growth Fund, Class A ............     872,493   $ 9,998,770
Dynamic Growth Fund, Class C ............      10,000       114,000
Fundamental Growth Fund, Class A ........   2,126,646    23,329,307
Fundamental Growth Fund, Class C ........      10,000       109,000

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended April 30, 2006, were as follows:

                                   Purchases        Sales
                                  ------------   -----------
Dynamic Growth Fund...........    $ 14,369,167   $ 4,895,188
Fundamental Growth Fund.......      46,253,962    22,398,567
Large-Cap Growth Fund ........     109,240,323   161,763,895
Strategic Growth Fund ........      87,175,638   130,191,363

      There were no purchases or sales of long-term U.S. Government and agency securities.

5. 10% SHAREHOLDERS

      At April 30, 2006, certain Funds had single shareholder accounts which individually amounted to more than 10% of the total shares outstanding as detailed below:

                                              % of Shares
                                              Outstanding
                                              -----------
Dynamic Growth Fund........................       81.8%
Fundamental Growth Fund....................       75.1

      The shareholder accounts are affiliated with PNX.

6. ASSET CONCENTRATIONS

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      At April 30, 2006, the Large-Cap Growth Fund and the Strategic Growth Fund held securities issued by various companies in the Information Technology sector comprising 33% and 37%, respectively of the total net assets of the Funds.

7. INDEMNIFICATIONS

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (CONTINUED)

that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office, reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                    Expiration Year
                        ----------------------------------------
                            2010           2011          2013
                        ------------   ------------   ----------
Dynamic Growth
  Fund..............              --             --           --
Large-Cap Growth
  Fund..............    $ 31,260,431   $ 39,492,502     $329,500
Strategic Growth
  Fund..............     165,875,533     71,299,405           --

                            2014          Total
                        ------------   ------------
Dynamic Growth
  Fund..............    $    211,789   $    211,789
Large-Cap Growth
  Fund..............              --     71,082,433
Strategic Growth
  Fund..............              --    237,174,938

      The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

      For the period ended April 30, 2006, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Large-Cap Growth Fund......................   $7,349,746
Strategic Growth Fund......................    6,932,099

      Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the April 30, 2006, the Funds deferred and recognized post-October losses as follows:

                             Capital Loss    Capital Loss
                               Deferred       Recognized
                             ------------    ------------
Dynamic Growth Fund            $124,685       $      --
Strategic Growth Fund.....           --         306,861

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments), consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                  Undistributed
                                Undistributed       Long-term
                               Ordinary Income    Capital Gains
                               ---------------    -------------
Dynamic Growth Fund.........     $      --           $   --
Fundamental Growth Fund.....       273,462               --
Large-Cap Growth Fund.......            --               --
Strategic Growth Fund.......            --               --

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended April 30, 2006, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                               Capital Paid
                               in on Shares    Accumulated     Undistributed
                               of Beneficial   Net Realized    Net Investment
                                 Interest      Gain (Loss)     Income (Loss)
                               -------------   ------------    --------------
Dynamic Growth Fund ........    $  (70,594)     $       --       $    70,594
Fundamental Growth Fund ....            --         (78,788)           78,788
Large-Cap Growth Fund ......      (445,775)             --           445,775
Strategic Growth Fund ......      (933,854)             --           933,854

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

      For the fiscal year ended April 30, 2006, for federal income tax purposes, 43.4% of the ordinary income dividends earned by the Fundamental Growth Fund qualify for the dividends received deduction for corporate shareholders.

      For the fiscal year ended April 30, 2006, the Fundamental Growth Fund hereby designates 51.9%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Trustees of
Phoenix Strategic Equity Series Fund and Shareholders of
Phoenix Dynamic Growth Fund
Phoenix Fundamental Growth Fund
Phoenix Large-Cap Growth Fund and
Phoenix Strategic Growth Fund

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Dynamic Growth Fund, Phoenix Fundamental Growth Fund, Phoenix Large-Cap Growth Fund (formerly Phoenix-Seneca Growth Fund) and Phoenix Strategic Growth Fund (formerly Phoenix-Seneca Strategic Theme Fund) (constituting Phoenix Strategic Equity Series Fund, hereafter referred to as the "Funds") at April 30, 2006, the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
June 22, 2006

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX LARGE-CAP GROWTH FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Seneca Capital Management LLC (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides the day to day investment management for the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook.

      The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducts compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to fund companies and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 5 year period and had underperformed its benchmark for the year-to-date and 1 and 3 year periods. Additionally, the Board noted that the Fund had been in the top 15% in October, 2005 for its category. The Board noted that the Fund had a new portfolio management team as of September, 2005, and that this team had changed the construction of the Fund. The Board concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that total expenses of the Fund of 1.307% were lower than the Expense Group Average of 1.494%. The Board also noted that the contractual management fee for the Fund was 0.700% as compared to the median

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX LARGE-CAP GROWTH FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

fee of the peer group which was 0.750%. In addition, the Board noted that nonmanagement expenses of the Fund were equal (R) of the peer group. The Board concluded that the Fund's management fee and total expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the Subadvisor has been an investment adviser since 1989 and acts as subadviser to fund companies and as investment adviser to institutions and individuals. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws, and assurances thereof. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 5 year period and had underperformed its benchmark for the year-to-date and 1 and 3 year periods. Additionally, the Board noted that the Fund had been in the top 15% in October, 2005 for its category. The Board noted that the Fund had a new portfolio management team as of September, 2005, and that this team had changed the construction of the Fund. The Board concluded that it was reasonable to approve the Subadvisory Agreement on the basis of Management's representation.

      PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX STRATEGIC GROWTH FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Seneca Capital Management LLC (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides day to day investment management for the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook.

      The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducts compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed its benchmark for the year-to-date and the 1, 3 and 5 year periods. The Board also noted that the Fund had a new portfolio management team. Management indicated to the Board that it would closely monitor the new team and that if the Fund's performance did not improve, Management might make a different recommendation regarding the Fund. The Board concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that total expenses of the Fund of 1.565% were higher than the Expense Group Average of 1.520%. The Board also noted that the contractual management fee for the Fund of 0.750% was equal to the median fee

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX STRATEGIC GROWTH FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

of the peer group. In addition, the Board noted that nonmanagement expenses of the Fund were above the median of the peer group. Management indicated to the Board that once the Fund achieved economies of scale its expenses would be average for its peer group. The Board concluded that the Fund's management fee and total expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the Subadvisor has been an investment adviser since 1989 and acts as subadviser to fund companies and as investment adviser to institutions and individuals. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws, and assurances thereof. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed its benchmark for the year-to-date and the 1, 3 and 5 year periods. The Board also noted that the Fund had a new portfolio management team. Management indicated to the Board that it would closely monitor the new team and that if the Fund's performance did not improve, Management might make a different recommendation regarding the Fund. The Board concluded that it was reasonable to approve the Subadvisory Agreement on the basis of Management's representation.

      PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of April 30, 2006, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX                             PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND        LENGTH OF       OVERSEEN BY                             DURING PAST 5 YEARS AND
      DATE OF BIRTH         TIME SERVED        TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since         53          Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC   1983.                            (2001-present); Trustee/Director, Phoenix Funds Complex
101 Park Avenue                                              (1983-present); Trustee/Director, Realty Foundation of New York
New York, NY 10178                                           (1972-present); Josiah Macy, Jr. Foundation (Honorary)
DOB: 8/2/29                                                  (2004-present); Pace University (Director/Trustee Emeritus)
                                                             (2003- present), Greater New York Councils, Boy Scouts of
                                                             America (1985-present); The Academy of Political Science (Vice
                                                             Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                             (1989-present), Colgate University (Trustee Emeritus)
                                                             (2004-present), Director/Trustee, The Harlem Youth Development
                                                             Foundation (Chairman) (1998-2002); Metropolitan Transportation
                                                             Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001);
                                                             Consolidated Edison Company of New York, Inc. (1970-2002),
                                                             Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                             Insurance Company (1974-2002), Union Pacific Corp. (1978-2002),
                                                             BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                             Director) (1990- 2000), Accuhealth (1994-2002), Pace University
                                                             (1978-2003), New York Housing Partnership Development Corp.
                                                             (Chairman) (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
-----------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since         53          Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court      1983.
Elmore, GLOS, GL2 3NT
U.K.
DOB: 9/8/29
-----------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since         54          Director, The Empire District Electric Company (1984-2004);
8477 Bay Colony Dr. #902    1995.                            Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
-----------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since         51          Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.   1993.                            (2001-present); Director/Trustee; Evergreen Funds (six portfolios).
736 Market Street, Ste.                                      Trustee, Phoenix Funds Family (1980-present); Director, Diversapak
1430                                                         (2002-present); Obaji Medical Products Company (2002-present);
Chattanooga, TN 37402                                        Director, Lincoln Educational Services (2002-2004); Chairman,
DOB: 2/14/39                                                 Carson Products Company (cosmetics) (1998-2000).
-----------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX                             PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS          LENGTH OF       OVERSEEN BY                             DURING PAST 5 YEARS AND
    AND DATE OF BIRTH       TIME SERVED        TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Served since         53          Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of New   2001.                            (1982-present). Trustee/Director, Phoenix Funds Complex
York                                                         (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
-----------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris(1)        Served since         53          Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
164 Laird Road              1995.                            Director, W.H. Reaves Utility Income Fund (2004-present). Vice
Colts Neck, NJ 07722                                         President, W.H. Reaves and Company (investment management)
DOB: 5/26/28                                                 (1993-2003).
-----------------------------------------------------------------------------------------------------------------------------------
James M. Oates(2)           Served since         51          Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
c/o Northeast Partners      1993.                            Markets, Inc.) (financial services) (1997-present);
150 Federal Street,                                          Trustee/Director, Phoenix Funds Family (1987-present); Managing
Suite 1000                                                   Director, Wydown Group (consulting firm) (1994-present);
Boston, MA 02110                                             Director, Investors Financial Service Corporation
DOB: 5/31/46                                                 (1995-present); Investors Bank & Trust Corporation
                                                             (1995-present), Stifel Financial (1996-present), Connecticut
                                                             River Bancorp (1998-present), Connecticut River Bank
                                                             (1999-present), Trust Company of New Hampshire (2002-present),
                                                             Chairman, Emerson Investment Management, Inc. (2000-present);
                                                             Independent Chairman, John Hancock Trust (since 2005); Trustee,
                                                             John Hancock Funds II and John Hancock Funds III (since 2005);
                                                             Trustee, John Hancock Trust (2004-2005); Director/Trustee, AIB
                                                             Govett Funds (six portfolios) (1991-2000); Command Systems, Inc.
                                                             (1998-2000); Phoenix Investment Partners, Ltd. (1995-2001);
                                                             1Mind, Inc. (formerly 1Mind.com) (2000-2002); Plymouth Rubber
                                                             Co. (1995- 2003), Director and Treasurer, Endowment for Health,
                                                             Inc. (2000-2004).
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Served since         51          Managing Director, Northway Management Company (1998-present).
Northway Management         1983.                            Trustee/Director, Phoenix Funds Family (1983-present).
Company
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
-----------------------------------------------------------------------------------------------------------------------------------

(1) Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its May 2006 meeting.

(2) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

-----------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX                             PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS          LENGTH OF       OVERSEEN BY                             DURING PAST 5 YEARS AND
    AND DATE OF BIRTH       TIME SERVED        TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(3)      Served since         51          Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
Lazard Freres & Co. LLC     2002.                            Trustee/ Director, Phoenix Funds Family (2002-present). Director,
30 Rockefeller Plaza,                                        The Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance
59th Floor                                                   Company (1989-2005).
New York, NY 10020
DOB: 5/11/34
-----------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(4)     Served since         79          Director, PXRE Corporation (Reinsurance) (1985-present); World
200 Bridge Street           1993.                            Trust Fund (1991-present), Director/Trustee, Phoenix Funds
Chatham, MA 02633                                            Complex (1989-present); Management Consultant (2002-2004),
DOB: 10/23/46               Chairman                         Chairman (1997-2002) , Chief Executive Officer (1995-2002) and
                                                             Director (1995-2002), Phoenix Investment Partners, Ltd.;
                                                             Director and Executive Vice President, The Phoenix Companies,
                                                             Inc. (2000-2002); Director (1994-2002) and Executive Vice
                                                             President, Investments (1987-2002), Phoenix Life Insurance
                                                             Company; Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                             Investment Counsel, Inc.; Director (1982-2002), Chairman
                                                             (2000-2002) and President (1990-2000), Phoenix Equity Planning
                                                             Corporation; Chairman and President, Phoenix/Zweig Advisers LLC
                                                             (2001-2002); Director (2001-2002) and President (April
                                                             2002-September 2002), Phoenix Investment Management Company;
                                                             Director and Executive Vice President, Phoenix Life and Annuity
                                                             Company (1996-2002); Director (1995-2000), Executive Vice
                                                             President (1994-2002), and Chief Investment Counsel (1994-2002)
                                                             PHL Variable Insurance Company; Director, Phoenix National Trus
                                                             Holding Company (2001-2002); Director (1985-2002), Vice
                                                             President (1986-2002) and Executive Vice President (April
                                                             2002-September 2002), PM Holdings, Inc.; Director, WS Griffith
                                                             Associates, Inc. (1995-2002); Director, WS Griffith Securities,
                                                             Inc. (1992-2002).
-----------------------------------------------------------------------------------------------------------------------------------

(3) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(4) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                            OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                        POSITION(S) HELD WITH
NAME, ADDRESS AND        TRUST AND LENGTH OF                                   PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH              TIME SERVED                                         DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci      President since 2004.                  Executive Vice President, Asset Management, The Phoenix
DOB: 6/12/57                                                 Companies, Inc. (2003-present); Director, Chairman, President and
                                                             Chief Executive Officer, Phoenix Investment Partners, Ltd.
                                                             (2003-present); President, Phoenix Equity Planning Corporation
                                                             (2005-present); President, DPCM Holding, Inc. (2005- present);
                                                             President, Capital West Asset Management, LLC (2005-present);
                                                             Director and President, Phoenix Investment Counsel, Inc.
                                                             (2003-present); Director, Pasadena Capital Corporation
                                                             (2003-present); President, Euclid Advisers, LLC (2003-present);
                                                             Director and Chairman, PXP Institutional Markets Group, Ltd.
                                                             (2003-present); Director and President, Rutherford Financial
                                                             Corporation (2003-present); Director, DPCM Holding, Inc. (2003-
                                                             present); President, Phoenix Zweig Advisers, LLC (2003-present);
                                                             Director and Chairman, Phoenix Equity Planning Corporation
                                                             (2003-present); Director and Chairman, Duff & Phelps Investment
                                                             Management Company (2003-present); Director, Capital West Asset
                                                             Management, LLC (2003-present); Chief Executive Officer and
                                                             President, The Zweig Fund, Inc. and The Zweig Total Return Fund,
                                                             Inc. (2004-present); President, the Phoenix Funds Family
                                                             (2004-present); Chief Sales and Marketing Officer, Phoenix Equity
                                                             Planning Corporation (2003-2005); President and Chief Executive
                                                             Officer of North American investment operations, Pioneer
                                                             Investment Management USA, Inc. (2001-2003); President of Private
                                                             Wealth Management Group & Fidelity Brokerage Company, Fidelity
                                                             Investments (1996-2001).
-----------------------------------------------------------------------------------------------------------------------------------
George R. Aylward     Executive Vice President               Senior Vice President and Chief Operating Officer, Asset
DOB: 8/17/64          since 2004.                            Management, The Phoenix Companies, Inc. (2004-present). Executive
                                                             Vice President and Chief Operating Officer, Phoenix Investment
                                                             Partners, Ltd. (2004-present). Vice President, Phoenix Life
                                                             Insurance Company (2002-2004). Vice President, The Phoenix
                                                             Companies, Inc. (2001-2004). Vice President, Finance, Phoenix
                                                             Investment Partners, Ltd. (2001-2002). Assistant Controller,
                                                             Phoenix Investment Partners, Ltd. (1996-2001). Executive Vice
                                                             President, certain funds within the Phoenix Funds Family
                                                             (2004-present).
-----------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman    Senior Vice President                  Senior Vice President, Asset Management Product Development, The
DOB: 7/27/62          since 2004.                            Phoenix Companies, Inc. (since 2006), Senior Vice President, Asset
                                                             Management Product Development, Phoenix Investment Partners, Ltd.
                                                             (2005-present), Senior Vice President and Chief Administrative
                                                             Officer, Phoenix Investment Partners, Ltd., (2003-2004). Senior
                                                             Vice President and Chief Administrative Officer, Phoenix Equity
                                                             Planning Corporation (1999-2003), Senior Vice President, certain funds within the Phoenix Fund Family (2004-present).
-----------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch          Vice President and Chief               Chief Compliance Officer, Zweig-DiMenna Associates LLC
900 Third Avenue      Compliance Officer since               (1989-present); Vice President and Chief Compliance Officer,
New York, NY 10022    2004.                                  certain Funds within the Phoenix Fund Complex (2004-present);
DOB: 9/23/45                                                 Vice President, The Zweig Total Return Fund, Inc. (2004-present);
                                                             Vice President, The Zweig Fund, Inc. (2004-present); President and
                                                             Director of Watermark Securities, Inc. (1991-present); Assistant
                                                             Secretary of Gotham Advisors Inc. (1990-present); Secretary,
                                                             Phoenix-Zweig Trust (1989- 2003); Secretary, Phoenix-Euclid Market
                                                             Neutral Fund (1999-2002).
-----------------------------------------------------------------------------------------------------------------------------------

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                        POSITION(S) HELD WITH
NAME, ADDRESS AND        TRUST AND LENGTH OF                                   PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH              TIME SERVED                                         DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss      Chief Financial Officer                Assistant Treasurer (2001-present), Vice President, Fund
DOB: 11/24/52         and Treasurer since 1996.              Accounting (1994- 2000), Treasurer (1996-2000), Phoenix Equity
                                                             Planning Corporation. Vice President (2003-present), Phoenix
                                                             Investment Partners, Ltd. Chief Financial Officer and Treasurer,
                                                             or Assistant Treasurer, certain funds within the Phoenix Fund
                                                             Complex (1994-present).
-----------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr         Vice President, Chief                  Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row      Legal Officer, Counsel                 2005- present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102    and Secretary since 2005.              Secretary of certain funds within the Phoenix Fund Complex (May
DOB: 8/30/54                                                 2005-present). Compliance Officer of Investments and Counsel,
                                                             Travelers Life & Annuity Company (January 2005-May 2005).
                                                             Assistant General Counsel, The Hartford Financial Services Group
                                                             (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES

E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson

OFFICERS

Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
Nancy G. Curtiss, Chief Financial Officer
   and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary

INVESTMENT ADVISER

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER

Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT

Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US

Mutual Fund Services                  1-800-243-1574
Advisor Consulting Group              1-800-243-4361
Telephone Orders                      1-800-367-5877
Text Telephone                        1-800-243-1926
Web site                            PHOENIXFUNDS.COM

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IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
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                                                        ---------------
                                                           PRESORTED
                                                           STANDARD
                                                         U.S. POSTAGE
                                                             PAID
[LOGO] PHOENIXFUNDS (SM)                                Louisville, KY
                                                        Permit No. 1051
                                                        ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP744                                                                      6-06
BPD26357


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

     (a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

     (a)(3)    Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $94,900 for 2006 and $52,600 for 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $14,250 for 2006 and $9,500 for 2005.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Strategic Equity Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                 (b) Not applicable for 2006; not applicable for 2005

                 (c) 100% for 2006; 100% for 2005

                 (d) Not applicable for 2006; not applicable for 2005

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $925,586 for 2006 and $1,958,487 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Strategic Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   June 28, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   June 28, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                           -----------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date   June 26, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.